UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2024

Date of reporting period:	July 1, 2023 – December 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A Franklin Templeton Company

Putnam International Value Fund

Semiannual report
12 | 31 | 23

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Value funds look for stocks that have been overlooked by other investors and that may be selling for less than their true worth.

FUND SYMBOL
CLASS A
PNGAX

Putnam
International Value
Fund

Semiannual report
12 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7

Message from the Trustees

February 9, 2024

Dear Fellow Shareholder:

With the new year comes new beginnings. We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments.

With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund, while monitoring changing market conditions. The following pages provide an update on your fund.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 12/31/23. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the information in the portfolio schedule notes included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 International Value Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 6/30/23	1.11%	1.86%	1.86%	1.36%	0.69%	0.86%
Total annual operating expenses for the
fiscal year ended 6/30/23	1.34%	2.09%	2.09%	1.59%	0.92%	1.09%
Annualized expense ratio for the
six-month period ended 12/31/23*	1.07%	1.82%	1.82%	1.32%	0.66%	0.82%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 10/30/24. This obligation may be modified or discontinued only with approval of the Board of Trustees.

* Includes an increase of 0.02% from annualizing the performance fee adjustment for the six months ended 12/31/23.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 7/1/23 to 12/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.53	$9.39	$9.39	$6.82	$3.41	$4.24
Ending value (after expenses)	$1,055.50	$1,051.90	$1,052.00	$1,054.80	$1,058.10	$1,057.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

International Value Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 12/31/23, use the following calculation method. To find the value of your investment on 7/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.43	$9.22	$9.22	$6.70	$3.35	$4.17
Ending value (after expenses)	$1,019.76	$1,015.99	$1,015.99	$1,018.50	$1,021.82	$1,021.01

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 International Value Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

International Value Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 International Value Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

International Value Fund 7

The fund’s portfolio 12/31/23 (Unaudited)

COMMON STOCKS (94.9%)*	Shares	Value
Aerospace and defense (1.2%)
BAE Systems PLC (United Kingdom)	323,387	$4,575,242
		4,575,242
Air freight and logistics (1.3%)
Deutsche Post AG (Germany)	105,895	5,245,589
		5,245,589
Automobile components (0.9%)
Magna International, Inc. (Canada)	61,238	3,618,220
		3,618,220
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	545,400	4,853,209
		4,853,209
Banks (17.4%)
AIB Group PLC (Ireland)	2,029,218	8,682,979
ANZ Group Holdings, Ltd. (Australia)	461,188	8,125,065
BNP Paribas SA (France)	112,094	7,766,651
CaixaBank SA (Spain)	958,311	3,943,348
DNB Bank ASA (Norway)	177,699	3,775,159
HSBC Holdings PLC (United Kingdom)	1,346,949	10,879,426
ING Groep NV (Netherlands)	872,506	13,061,585
Mizuho Financial Group, Inc. (Japan)	134,820	2,305,856
Sumitomo Mitsui Financial Group, Inc. (Japan)	226,400	11,027,968
		69,568,037
Beverages (2.1%)
Asahi Group Holdings, Ltd. (Japan)	68,000	2,531,003
Coca-Cola Europacific Partners PLC (Spain)	90,737	6,055,787
		8,586,790
Broadline retail (0.9%)
Pan Pacific International Holdings Corp. (Japan)	159,300	3,791,270
		3,791,270
Building products (1.3%)
Cie de Saint-Gobain SA (France)	70,689	5,227,190
		5,227,190
Capital markets (5.0%)
Partners Group Holding AG (Switzerland)	3,959	5,723,825
Quilter PLC (United Kingdom)	1,247,253	1,634,673
UBS Group AG (Switzerland)	412,030	12,797,144
		20,155,642
Chemicals (0.7%)
LANXESS AG (Germany)	87,573	2,741,575
		2,741,575
Construction and engineering (2.5%)
Vinci SA (France)	78,486	9,857,307
		9,857,307
Construction materials (1.8%)
CRH PLC (Ireland)	106,502	7,339,276
		7,339,276

8 International Value Fund

COMMON STOCKS (94.9%)* cont.	Shares	Value
Consumer staples distribution and retail (1.8%)
Koninklijke Ahold Delhaize NV (Netherlands)	164,758	$4,730,612
Seven & i Holdings Co., Ltd. (Japan)	61,000	2,415,909
		7,146,521
Diversified REITs (0.9%)
Mirvac Group (Australia) R	2,487,103	3,522,431
		3,522,431
Diversified telecommunication services (4.0%)
Deutsche Telekom AG (Germany)	251,588	6,041,704
Nippon Telegraph & Telephone Corp. (Japan)	6,874,900	8,393,511
Telstra Group, Ltd. (Australia)	562,422	1,515,425
		15,950,640
Electric utilities (1.7%)
Fortum OYJ (Finland)	98,935	1,435,726
SSE PLC (United Kingdom)	233,340	5,504,720
		6,940,446
Financial services (1.1%)
ORIX Corp. (Japan)	230,400	4,316,954
		4,316,954
Food products (1.4%)
Ajinomoto Co., Inc. (Japan)	105,600	4,081,029
Kerry Group PLC Class A (Ireland)	18,193	1,577,877
		5,658,906
Health care equipment and supplies (1.3%)
Hoya Corp. (Japan)	41,500	5,161,319
		5,161,319
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	111,088	3,035,470
		3,035,470
Household durables (2.5%)
Cairn Homes PLC (Ireland)	1,963,665	2,863,000
Panasonic Holdings Corp. (Japan)	268,700	2,634,597
Sony Group Corp. (Japan)	47,500	4,500,847
		9,998,444
Industrial conglomerates (2.7%)
Siemens AG (Germany)	58,215	10,919,392
		10,919,392
Insurance (8.2%)
ASR Nederland NV (Netherlands)	141,040	6,669,181
AXA SA (France)	247,523	8,079,861
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	12,545	5,194,838
Prudential PLC (United Kingdom)	489,622	5,511,743
QBE Insurance Group, Ltd. (Australia)	747,866	7,541,329
		32,996,952
Machinery (1.7%)
Alstom SA (France)	128,100	1,724,974
MinebeaMitsumi, Inc. (Japan)	239,200	4,893,697
		6,618,671

International Value Fund 9

COMMON STOCKS (94.9%)* cont.	Shares	Value
Metals and mining (2.6%)
Anglo American PLC (London Exchange) (United Kingdom)	177,862	$4,463,129
Glencore PLC (United Kingdom)	963,500	5,780,267
		10,243,396
Multi-utilities (1.9%)
Veolia Environnement SA (France)	240,146	7,585,049
		7,585,049
Oil, gas, and consumable fuels (7.9%)
BP PLC (United Kingdom)	1,268,820	7,498,114
Shell PLC (United Kingdom)	340,187	11,052,398
Suncor Energy, Inc. (Canada)	227,468	7,287,285
TotalEnergies SE (France)	85,739	5,824,118
		31,661,915
Passenger airlines (1.1%)
Qantas Airways, Ltd. (voting rights) (Australia) †	1,155,813	4,213,756
		4,213,756
Personal care products (0.9%)
Unilever PLC (United Kingdom)	75,615	3,661,332
		3,661,332
Pharmaceuticals (4.8%)
AstraZeneca PLC (United Kingdom)	47,303	6,370,928
Sanofi SA (France)	129,649	12,853,583
		19,224,511
Semiconductors and semiconductor equipment (1.6%)
Renesas Electronics Corp. (Japan) †	351,600	6,310,166
		6,310,166
Specialty retail (1.2%)
JD Sports Fashion PLC (United Kingdom)	2,238,835	4,731,661
		4,731,661
Textiles, apparel, and luxury goods (0.4%)
Asics Corp. (Japan)	56,900	1,774,949
		1,774,949
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	150,343	3,454,857
		3,454,857
Trading companies and distributors (5.8%)
Ashtead Group PLC (United Kingdom)	47,863	3,316,450
Ferguson PLC (United Kingdom)	24,281	4,657,224
ITOCHU Corp. (Japan)	129,800	5,298,347
Mitsubishi Corp. (Japan)	633,600	10,091,683
		23,363,704
Wireless telecommunication services (1.4%)
KDDI Corp. (Japan)	70,000	2,222,369
Vodafone Group PLC (United Kingdom)	3,790,403	3,292,624
		5,514,993
Total common stocks (cost $327,866,628)		$379,565,782

10 International Value Fund

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26 [i]	$10,359	$10,035
U.S. Treasury Notes
2.00%, 11/15/26 [i]	176,000	166,911
1.00%, 7/31/28 [i]	173,000	152,976
0.50%, 3/31/25 [i]	120,000	114,242
Total U.S. treasury obligations (cost $444,164)		$444,164

SHORT-TERM INVESTMENTS (4.5%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.53% L	Shares	17,288,228	$17,288,228
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% P	Shares	510,000	510,000
U.S. Treasury Bills 5.450%, 1/23/24 ∆		$400,000	398,771
Total short-term investments (cost $18,196,933)			$18,196,999

TOTAL INVESTMENTS
Total investments (cost $346,507,725)	$398,206,945

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $400,101,456.
†	This security is non-income-producing.
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $170,367 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United Kingdom	22.3%	Switzerland	4.7%
Japan	21.8	United States	4.5
France	14.8	Canada	2.7
Germany	7.6	Spain	2.5
Australia	6.3	Norway	1.0
Netherlands	6.2	Finland	0.4
Ireland	5.2	Total	100.0%

International Value Fund 11

FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $117,809,867) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	3/20/24	$11,183,294	$11,075,697	$(107,597)
	Canadian Dollar	Sell	1/17/24	1,890,083	1,824,212	(65,871)
	Euro	Sell	3/20/24	966,158	946,318	(19,840)
	Norwegian Krone	Buy	3/20/24	544,208	512,047	32,161
	Swedish Krona	Buy	3/20/24	1,038,857	1,001,138	37,719
	Swiss Franc	Buy	3/20/24	1,504,154	1,452,761	51,393
Barclays Bank PLC
	British Pound	Sell	3/20/24	1,856,593	1,836,016	(20,577)
Citibank, N.A.
	Australian Dollar	Buy	1/17/24	649,170	680,193	(31,023)
	British Pound	Sell	3/20/24	1,035,535	1,023,841	(11,694)
	Danish Krone	Buy	3/20/24	1,427,185	1,395,112	32,073
	Euro	Sell	3/20/24	3,421,030	3,350,674	(70,356)
	Hong Kong Dollar	Buy	2/21/24	655,555	655,132	423
	Singapore Dollar	Buy	2/21/24	420,342	408,239	12,103
	Swedish Krona	Buy	3/20/24	589,737	568,160	21,577
	Swiss Franc	Buy	3/20/24	399,526	385,866	13,660
Goldman Sachs International
	Australian Dollar	Buy	1/17/24	1,899,105	1,803,316	95,789
	British Pound	Sell	3/20/24	1,123,009	1,110,215	(12,794)
	Hong Kong Dollar	Buy	2/21/24	436,806	436,252	554
	Israeli Shekel	Buy	1/17/24	1,039,766	979,747	60,019
	Japanese Yen	Buy	2/21/24	1,661,319	1,559,296	102,023
	Singapore Dollar	Buy	2/21/24	4,509,159	4,443,347	65,812
	Swiss Franc	Buy	3/20/24	452,133	436,730	15,403
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/24	973,550	904,467	69,083
	British Pound	Sell	3/20/24	1,603,989	1,585,212	(18,777)
	Euro	Sell	3/20/24	6,520,486	6,384,319	(136,167)
	Hong Kong Dollar	Buy	2/21/24	542,552	541,823	729
	Norwegian Krone	Buy	3/20/24	271,054	255,085	15,969
	Swedish Krona	Buy	3/20/24	1,786,436	1,720,506	65,930
	Swiss Franc	Buy	3/20/24	893,121	862,256	30,865

12 International Value Fund

FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $117,809,867) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/17/24	$2,230,145	$2,152,168	$(77,977)
	Danish Krone	Buy	3/20/24	431,028	421,340	9,688
	Euro	Sell	3/20/24	1,779,392	1,742,796	(36,596)
	New Zealand Dollar	Buy	1/17/24	307,173	287,102	20,071
	Singapore Dollar	Buy	2/21/24	296,100	287,574	8,526
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/17/24	738,685	686,267	52,418
	British Pound	Sell	3/20/24	3,696,991	3,656,032	(40,959)
	Czech Koruna	Buy	3/20/24	467,878	463,494	4,384
	Euro	Buy	3/20/24	8,120,710	8,027,530	93,180
	Japanese Yen	Buy	2/21/24	1,795,919	1,689,923	105,996
	Norwegian Krone	Buy	3/20/24	483,405	455,115	28,290
	Swedish Krona	Buy	3/20/24	223,058	211,565	11,493
	Swiss Franc	Buy	3/20/24	1,221,346	1,179,638	41,708
NatWest Markets PLC
	British Pound	Buy	3/20/24	1,194,927	1,199,364	(4,437)
	Danish Krone	Buy	3/20/24	782,368	767,910	14,458
	Swedish Krona	Buy	3/20/24	3,755,386	3,617,422	137,964
	Swiss Franc	Buy	3/20/24	3,320,715	3,207,329	113,386
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/24	930,054	864,253	65,801
	British Pound	Sell	3/20/24	2,066,225	2,042,603	(23,622)
	Canadian Dollar	Sell	1/17/24	2,893,513	2,792,526	(100,987)
	Hong Kong Dollar	Buy	2/21/24	3,687,219	3,682,882	4,337
	Israeli Shekel	Buy	1/17/24	1,174,472	1,106,360	68,112
	Japanese Yen	Buy	2/21/24	1,509,818	1,432,492	77,326
	Singapore Dollar	Buy	2/21/24	280,000	271,906	8,094
	Swedish Krona	Buy	3/20/24	757,056	729,421	27,635
	Swiss Franc	Buy	3/20/24	279,213	269,688	9,525
Toronto-Dominion Bank
	Australian Dollar	Buy	1/17/24	35,315	32,810	2,505
	British Pound	Sell	3/20/24	1,323,715	1,308,661	(15,054)
	Canadian Dollar	Sell	1/17/24	1,036,567	994,218	(42,349)
	Hong Kong Dollar	Buy	2/21/24	3,322,208	3,317,454	4,754
	Japanese Yen	Sell	2/21/24	3,300,447	3,176,487	(123,960)
	Swiss Franc	Buy	3/20/24	772,569	746,168	26,401
UBS AG
	Canadian Dollar	Sell	1/17/24	1,839,206	1,775,056	(64,150)
	Israeli Shekel	Buy	1/17/24	331,404	312,138	19,266
	Swedish Krona	Buy	3/20/24	950,619	953,814	(3,195)
	Swiss Franc	Buy	3/20/24	2,860,191	2,762,772	97,419
WestPac Banking Corp.
	Canadian Dollar	Sell	1/17/24	726,398	700,943	(25,455)
	Euro	Sell	3/20/24	960,400	940,764	(19,636)

International Value Fund 13

FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $117,809,867) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp. cont.
	Swedish Krona	Buy	3/20/24	$722,498	$695,876	$26,622
	Swiss Franc	Buy	3/20/24	6,940,175	6,710,029	230,146
Unrealized appreciation						2,032,790
Unrealized (depreciation)						(1,073,073)
Total						$959,717
* The exchange currency for all contracts listed is the United States Dollar.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$21,465,633	$—
Consumer discretionary	3,618,220	28,185,003	—
Consumer staples	6,055,787	22,452,619	—
Energy	7,287,285	24,374,630	—
Financials	—	127,037,585	—
Health care	—	24,385,830	—
Industrials	—	70,020,851	—
Information technology	—	6,310,166	—
Materials	—	20,324,247	—
Real Estate	—	3,522,431	—
Utilities	—	14,525,495	—
Total common stocks	16,961,292	362,604,490	—
U.S. treasury obligations	—	444,164	—
Short-term investments	510,000	17,686,999	—
Totals by level	$17,471,292	$380,735,653	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$959,717	$—
Totals by level	$—	$959,717	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

14 International Value Fund

Statement of assets and liabilities 12/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $329,219,497)	$380,918,717
Affiliated issuers (identified cost $17,288,228) (Note 5)	17,288,228
Foreign currency (cost $99,189) (Note 1)	99,306
Dividends, interest and other receivables	610,768
Foreign tax reclaim	314,406
Receivable for shares of the fund sold	1,404,973
Unrealized appreciation on forward currency contracts (Note 1)	2,032,790
Prepaid assets	78,815
Total assets	402,748,003

LIABILITIES
Payable for shares of the fund repurchased	156,549
Payable for compensation of Manager (Note 2)	87,759
Payable for custodian fees (Note 2)	15,575
Payable for investor servicing fees (Note 2)	117,834
Payable for Trustee compensation and expenses (Note 2)	93,131
Payable for administrative services (Note 2)	5,554
Payable for distribution fees (Note 2)	75,970
Unrealized depreciation on forward currency contracts (Note 1)	1,073,073
Collateral on certain derivative contracts, at value (Notes 1 and 8)	954,164
Other accrued expenses	66,938
Total liabilities	2,646,547

Net assets	$400,101,456

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$352,213,476
Total distributable earnings (Note 1)	47,887,980
Total — Representing net assets applicable to capital shares outstanding	$400,101,456

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($117,763,872 divided by 9,085,888 shares)	$12.96
Offering price per class A share (100/94.25 of $12.96)*	$13.75
Net asset value and offering price per class B share ($148,240 divided by 11,176 shares)**	$13.26
Net asset value and offering price per class C share ($1,681,143 divided by 128,740 shares)**	$13.06
Net asset value, offering price and redemption price per class R share
($3,262,639 divided by 255,638 shares)	$12.76
Net asset value, offering price and redemption price per class R6 share
($56,986,576 divided by 4,388,669 shares)	$12.98
Net asset value, offering price and redemption price per class Y share
($220,258,986 divided by 17,041,191 shares)	$12.93

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

International Value Fund 15

Statement of operations Six months ended 12/31/23 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $142,590)	$4,514,163
Interest (including interest income of $315,476 from investments in affiliated issuers) (Note 5)	339,730
Total investment income	4,853,893

EXPENSES
Compensation of Manager (Note 2)	1,297,863
Investor servicing fees (Note 2)	346,377
Custodian fees (Note 2)	29,003
Trustee compensation and expenses (Note 2)	7,994
Distribution fees (Note 2)	159,472
Administrative services (Note 2)	7,829
Other	170,323
Fees waived and reimbursed by Manager (Note 2)	(394,934)
Total expenses	1,623,927
Expense reduction (Note 2)	(1,602)
Net expenses	1,622,325

Net investment income	3,231,568

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,968,342
Foreign currency transactions (Note 1)	(21,401)
Forward currency contracts (Note 1)	(156,040)
Total net realized gain	2,790,901
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	14,299,045
Assets and liabilities in foreign currencies	15,084
Forward currency contracts	1,361,927
Total change in net unrealized appreciation	15,676,056

Net gain on investments	18,466,957

Net increase in net assets resulting from operations	$21,698,525

The accompanying notes are an integral part of these financial statements.

16 International Value Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 12/31/23*	Year ended 6/30/23
Operations
Net investment income	$3,231,568	$8,050,117
Net realized gain (loss) on investments
and foreign currency transactions	2,790,901	(6,307,263)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	15,676,056	51,048,150
Net increase in net assets resulting from operations	21,698,525	52,791,004
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,719,757)	(1,628,035)
Class B	(1,670)	(1,274)
Class C	(29,680)	(7,600)
Class R	(74,881)	(27,814)
Class R6	(1,544,138)	(488,399)
Class Y	(5,612,643)	(2,232,507)
Increase from capital share transactions (Note 4)	34,841,381	90,633,339
Total increase in net assets	46,557,137	139,038,714

NET ASSETS
Beginning of period	353,544,319	214,505,605
End of period	$400,101,456	$353,544,319

* Unaudited.

The accompanying notes are an integral part of these financial statements.

International Value Fund 17

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
December 31, 2023**	$12.57	.10	.60	.70	(.31)	—	(.31)	$12.96	5.55*	$117,764	.54*e	.80*e	11*
June 30, 2023	10.44	.31	2.00	2.31	(.18)	—	(.18)	12.57	22.39	118,860	1.11[e]	2.75[e]	15
June 30, 2022	12.71	.30	(1.88)	(1.58)	(.15)	(.54)	(.69)	10.44	(13.12)	96,655	1.27[e,f]	2.44[e]	6
June 30, 2021	9.39	.22	3.31	3.53	(.18)	(.03)	(.21)	12.71	37.87	115,696	1.43	1.93	17
June 30, 2020	10.62	.16	(.95)	(.79)	(.25)	(.19)	(.44)	9.39	(8.11)	90,141	1.40[e]	1.60[e]	19
June 30, 2019	11.71	.24	(.92)	(.68)	(.22)	(.19)	(.41)	10.62	(5.27)	108,690	1.33[e]	2.28[e]	10
Class B
December 31, 2023**	$12.75	.05	.61	.66	(.15)	—	(.15)	$13.26	5.19*	$148	.92*e	.43*e	11*
June 30, 2023	10.56	.20	2.05	2.25	(.06)	—	(.06)	12.75	21.41	193	1.86[e]	1.81[e]	15
June 30, 2022	12.81	.19[g]	(1.88)	(1.69)	(.02)	(.54)	(.56)	10.56	(13.79)	261	2.02[e,f]	1.54[e,g]	6
June 30, 2021	9.45	.13	3.33	3.46	(.07)	(.03)	(.10)	12.81	36.77	493	2.18	1.13	17
June 30, 2020	10.66	.08	(.96)	(.88)	(.14)	(.19)	(.33)	9.45	(8.72)	585	2.15[e]	.81[e]	19
June 30, 2019	11.70	.15	(.90)	(.75)	(.10)	(.19)	(.29)	10.66	(6.01)	1,019	2.08[e]	1.43[e]	10
Class C
December 31, 2023**	$12.64	.05	.61	.66	(.24)	—	(.24)	$13.06	5.20*	$1,681	.92*e	.42*e	11*
June 30, 2023	10.49	.24	2.00	2.24	(.09)	—	(.09)	12.64	21.41	1,323	1.86[e]	2.14[e]	15
June 30, 2022	12.75	.23	(1.91)	(1.68)	(.04)	(.54)	(.58)	10.49	(13.74)	1,070	2.02[e,f]	1.90[e]	6
June 30, 2021	9.41	.13	3.32	3.45	(.08)	(.03)	(.11)	12.75	36.79	1,154	2.18	1.13	17
June 30, 2020	10.63	.09	(.98)	(.89)	(.14)	(.19)	(.33)	9.41	(8.84)	1,275	2.15[e]	.84[e]	19
June 30, 2019	11.62	.16	(.89)	(.73)	(.07)	(.19)	(.26)	10.63	(5.92)	2,331	2.08[e]	1.47[e]	10
Class R
December 31, 2023**	$12.38	.08	.60	.68	(.30)	—	(.30)	$12.76	5.48*	$3,263	.67*e	.65*e	11*
June 30, 2023	10.30	.28	1.96	2.24	(.16)	—	(.16)	12.38	21.97	2,303	1.36[e]	2.52[e]	15
June 30, 2022	12.57	.32[g]	(1.91)	(1.59)	(.14)	(.54)	(.68)	10.30	(13.32)	1,725	1.52[e,f]	2.64[e,g]	6
June 30, 2021	9.29	.19	3.27	3.46	(.15)	(.03)	(.18)	12.57	37.52	869	1.68	1.67	17
June 30, 2020	10.51	.14	(.95)	(.81)	(.22)	(.19)	(.41)	9.29	(8.33)	747	1.65[e]	1.37[e]	19
June 30, 2019	11.56	.18[d]	(.87)	(.69)	(.17)	(.19)	(.36)	10.51	(5.47)	911	1.58[e]	1.64[d,e]	10
Class R6
December 31, 2023**	$12.61	.13	.60	.73	(.36)	—	(.36)	$12.98	5.81*	$56,987	.33*e	1.00*e	11*
June 30, 2023	10.48	.39	1.97	2.36	(.23)	—	(.23)	12.61	22.84	37,985	.69[e]	3.39[e]	15
June 30, 2022	12.76	.37	(1.90)	(1.53)	(.21)	(.54)	(.75)	10.48	(12.75)	20,253	.86[e,f]	3.03[e]	6
June 30, 2021	9.43	.28	3.31	3.59	(.23)	(.03)	(.26)	12.76	38.42	15,053.99		2.42	17
June 30, 2020	10.66	.21	(.96)	(.75)	(.29)	(.19)	(.48)	9.43	(7.68)	5,907	.95[e]	2.08[e]	19
June 30, 2019	11.77	.30	(.94)	(.64)	(.28)	(.19)	(.47)	10.66	(4.85)	4,753	.88[e]	2.84[e]	10

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

18 International Value Fund	International Value Fund 19

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class Y
December 31, 2023**	$12.55	.12	.60	.72	(.34)	—	(.34)	$12.93	5.76*	$220,259	.41*e	.92*e	11*
June 30, 2023	10.43	.37	1.97	2.34	(.22)	—	(.22)	12.55	22.69	192,881	.86[e]	3.21[e]	15
June 30, 2022	12.71	.37[g]	(1.91)	(1.54)	(.20)	(.54)	(.74)	10.43	(12.89)	94,542	1.02[e,f]	3.08[e,g]	6
June 30, 2021	9.40	.28	3.27	3.55	(.21)	(.03)	(.24)	12.71	38.13	32,909	1.18	2.36	17
June 30, 2020	10.63	.19	(.96)	(.77)	(.27)	(.19)	(.46)	9.40	(7.87)	6,113	1.15[e]	1.89[e]	19
June 30, 2019	11.72	.26[d]	(.91)	(.65)	(.25)	(.19)	(.44)	10.63	(5.04)	6,333	1.08[e]	2.39[d,e]	10

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements (Note 2). Also excludes acquired fund fees and expenses, if any.

d The net investment income ratio and per share amount shown for the period noted may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percent of average net assets
12/31/23	0.11%
6/30/23	0.23
6/30/22	0.12
6/30/20	0.03
6/30/19	>0.01

f Includes one-time proxy cost which amounted to 0.01%.

g The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions or redemptions into or out of the class.

The accompanying notes are an integral part of these financial statements.

20 International Value Fund	International Value Fund 21

Notes to financial statements 12/31/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through December 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam International Value Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital growth. Current income is a secondary objective. The fund invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The fund invests mainly in developed countries, but may invest in emerging markets. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. At times, the fund also uses derivatives, which are expected to include certain foreign currency transactions. For example, the fund typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and

22 International Value Fund

these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the

International Value Fund 23

reporting period, fair value pricing was used for certain foreign total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

24 International Value Fund

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $349,840 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $170,367 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

International Value Fund 25

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,830,702	$3,096,531	$4,927,233

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $349,599,996, resulting in gross unrealized appreciation and depreciation of $66,209,515 and $16,642,849, respectively, or net unrealized appreciation of $49,566,666.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.850%	of the first $5 billion,	0.650%	of the next $50 billion,
0.800%	of the next $5 billion,	0.630%	of the next $50 billion,
0.750%	of the next $10 billion,	0.620%	of the next $100 billion and
0.700%	of the next $10 billion,	0.615%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the MSCI EAFE Value Index (Net Dividends) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed

26 International Value Fund

its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.357% of the fund’s average net assets, which included an effective base fee of 0.347% and an increase of 0.01% ($37,878) based on performance.

Putnam Management has contractually agreed, through October 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through October 30, 2024, to the extent that total expenses of the fund (before any applicable performance-based adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.59% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $394,934 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL, and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings), PIL (a sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings), and PAC (a sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL, and PAC that were in place for the fund before the Transaction. A shareholder meeting for the fund has been called to approve new investment management, sub-management, and sub-advisory contracts. In the meantime, Putnam Management, PIL, and PAC continue to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management, and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees for use while the fund continues to seek shareholder approval of new investment management, sub-management, and sub-advisory contracts. The terms of the Interim Advisory Contracts are identical to those of the investment management, sub-management, and sub-advisory contracts for the fund that were in place prior to consummation of the Transaction, except for the term of the contracts and those provisions required by regulation.

The Interim Advisory Contracts took effect on January 1, 2024 and will continue in effect for a term ending on the earlier of 150 days from that date (the “150-day period”) or, if shareholders of the fund approve new investment management, sub-management, and sub-advisory contracts with respect to the fund, the effective date of the new contracts. If shareholders of the fund do not approve new investment management, sub-management, and sub-advisory contracts before the end of the 150-day period, the Board of Trustees will consider what further action to take consistent with its fiduciary duties to the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

International Value Fund 27

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$121,843	Class R	2,870
Class B	175	Class R6	12,151
Class C	1,492	Class Y	207,846
		Total	$346,377

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,602 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $312, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$144,738
Class B	1.00%	1.00%	832
Class C	1.00%	1.00%	7,092
Class R	1.00%	0.50%	6,810
Total			$159,472

28 International Value Fund

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $9,353 from the sale of class A shares and received no monies and $3 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$43,595,661	$20,020,123
U.S. government securities (Long-term)	—	—
Total	$43,595,661	$20,020,123

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	299,117	$3,744,771	1,236,222	$14,765,237
Shares issued in connection with
reinvestment of distributions	204,624	2,629,421	141,446	1,571,467
	503,741	6,374,192	1,377,668	16,336,704
Shares repurchased	(877,382)	(11,008,992)	(1,175,032)	(13,282,134)
Net increase (decrease)	(373,641)	$(4,634,800)	202,636	$3,054,570

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	517	$6,319
Shares issued in connection with
reinvestment of distributions	127	1,670	107	1,210
	127	1,670	624	7,529
Shares repurchased	(4,088)	(51,823)	(10,194)	(116,857)
Net decrease	(3,961)	$(50,153)	(9,570)	$(109,328)

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	32,893	$416,590	51,005	$600,769
Shares issued in connection with
reinvestment of distributions	2,271	29,409	669	7,502
	35,164	445,999	51,674	608,271
Shares repurchased	(11,138)	(138,117)	(48,977)	(555,165)
Net increase	24,026	$307,882	2,697	$53,106

International Value Fund 29

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	101,213	$1,235,243	80,403	$888,054
Shares issued in connection with
reinvestment of distributions	5,919	74,881	2,535	27,814
	107,132	1,310,124	82,938	915,868
Shares repurchased	(37,430)	(461,246)	(64,426)	(719,366)
Net increase	69,702	$848,878	18,512	$196,502

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,286,225	$28,800,901	2,228,758	$26,014,465
Shares issued in connection with
reinvestment of distributions	118,898	1,530,223	43,410	483,149
	2,405,123	30,331,124	2,272,168	26,497,614
Shares repurchased	(1,027,916)	(12,892,135)	(1,192,678)	(13,308,843)
Net increase	1,377,207	$17,438,989	1,079,490	$13,188,771

	SIX MONTHS ENDED 12/31/23		YEAR ENDED 6/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,968,571	$62,086,729	10,751,418	$124,620,807
Shares issued in connection with
reinvestment of distributions	437,438	5,603,583	200,720	2,225,981
	5,406,009	67,690,312	10,952,138	126,846,788
Shares repurchased	(3,735,602)	(46,759,727)	(4,642,267)	(52,597,070)
Net increase	1,670,407	$20,930,585	6,309,871	$74,249,718

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 6/30/23	cost	proceeds	income	of 12/31/23
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$12,064,716	$58,418,445	$53,194,933	$315,476	$17,288,228
Total Short-term
investments	$12,064,716	$58,418,445	$53,194,933	$315,476	$17,288,228

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

30 International Value Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$117,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Foreign exchange
contracts	Receivables	$2,032,790	Payables	$1,073,073
Total		$2,032,790		$1,073,073

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as	Forward currency
hedging instruments under ASC 815	contracts	Total
Foreign exchange contracts	$(156,040)	$(156,040)
Total	$(156,040)	$(156,040)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as	Forward currency
hedging instruments under ASC 815	contracts	Total
Foreign exchange contracts	$1,361,927	$1,361,927
Total	$1,361,927	$1,361,927

International Value Fund 31

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts#	$121,273	$—	$79,836	$339,600	$182,576	$38,285	$337,469	$265,808	$260,830	$33,660	$116,685	$256,768	$2,032,790
Total Assets	$121,273	$—	$79,836	$339,600	$182,576	$38,285	$337,469	$265,808	$260,830	$33,660	$116,685	$256,768	$2,032,790
Liabilities:
Forward currency contracts#	193,308	20,577	113,073	12,794	154,944	114,573	40,959	4,437	124,609	181,363	67,345	45,091	1,073,073
Total Liabilities	$193,308	$20,577	$113,073	$12,794	$154,944	$114,573	$40,959	$4,437	$124,609	$181,363	$67,345	$45,091	$1,073,073
Total Financial and Derivative Net Assets	$(72,035)	$(20,577)	$(33,237)	$326,806	$27,632	$(76,288)	$296,510	$261,371	$136,221	$(147,703)	$49,340	$211,677	$959,717
Total collateral received (pledged)†##	$(19,926)	$—	$—	$240,000	$—	$—	$270,000	$261,371	$114,242	$(147,703)	$—	$—
Net amount	$(52,109)	$(20,577)	$(33,237)	$86,806	$27,632	$(76,288)	$26,510	$—	$21,979	$—	$49,340	$211,677
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$240,000	$—	$—	$270,000	$329,922	$114,242	$—	$—	$—	$954,164
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(19,926)	$—	$—	$—	$—	$—	$—	$—	$—	$(150,441)	$—	$—	$(170,367)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

32 International Value Fund	International Value Fund 33

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisors	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street	Jane E. Trust	Alan G. McCormack
Boston, MA 02110		Vice President and
	Officers	Derivatives Risk Manager
Marketing Services	Robert L. Reynolds
Putnam Retail Management	President, The Putnam Funds	Denere P. Poulack
Limited Partnership		Assistant Vice President,
100 Federal Street	Kevin R. Blatchford	Assistant Clerk, and
Boston, MA 02110	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Janet C. Smith
State Street Bank	James F. Clark	Vice President,
and Trust Company	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
Legal Counsel		and Assistant Treasurer
Ropes & Gray LLP	Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam International Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Putnam
INVESTMENTS
A Franklin Templeton Company

SA106 335869 2/24

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 27, 2024